Share-Based Payment Plans - Schedule of Number of Shares Assigned and Outstanding (Details)	12 Months Ended
Dec. 31, 2020 shares € / shares
Second Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	9,471,489
Outstanding shares (shares)	8,257,335
Second Cycle | Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	4,735,744.5
Outstanding shares (shares)	4,128,667.5
Unit fair value | € / shares	€ 4.44
Second Cycle | Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	4,735,744.5
Outstanding shares (shares)	4,128,667.5
Unit fair value | € / shares	€ 6.14
Second Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	812,000
Outstanding shares (shares)	745,000
Second Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	406,000
Outstanding shares (shares)	372,500
Unit fair value | € / shares	€ 4.44
Second Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	406,000
Outstanding shares (shares)	372,500
Unit fair value | € / shares	€ 6.14
Third Cycle | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	5,346,508
Outstanding shares (shares)	5,309,098
Third Cycle | Performance and Investment Plan | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	2,673,254
Outstanding shares (shares)	2,654,549
Unit fair value | € / shares	€ 1.64
Third Cycle | Performance and Investment Plan | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	2,673,254
Outstanding shares (shares)	2,654,549
Unit fair value | € / shares	€ 3.21
Third Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	897,400
Outstanding shares (shares)	894,000
Third Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	448,700
Outstanding shares (shares)	447,000
Unit fair value | € / shares	€ 1.64
Third Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
No. of shares assigned (shares)	448,700
Outstanding shares (shares)	447,000
Unit fair value | € / shares	€ 3.21